Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent events
Subsequent events

(32)    Subsequent events

Acquisition of ownership interest in Shanghai RAAS

Grifols reported in November 2018 that it had started conversations with Shanghai RAAS Blood Products Co Ltd. ("SR") in order to make an investment in this company, which is listed in Shenzhen Stock Exchange (People's Republic of China). On March 7, 2019 Grifols and SR signed an agreement for asset purchase by share issue, according to which:

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Grifols will acquire 26.2% voting and economic rights in SR. Grifols will contribute 45% economic rights and 40% voting rights in its subsidiary Grifols Diagnostic Solutions Inc. that is wholly owned by Grifols and, therefore, Grifols, S.A will continue to hold 55% economic rights and 60% voting rights in Grifols Diagnostic Solutions Inc.

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After the consummation of the transaction, the main shareholders in SR will be Creat Group Co. Ltd. ("Creat"), (ca. 26.7%), Grifols (ca. 26.2%) and RAAS China Limited (ca. 25.8%). Other minority and institutional investors will hold the remaining shares.

•	Grifols will have the right to appoint three directors in SR and SR will have the right to appoint one director in Grifols Diagnostic Solutions Inc.
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Grifols will have a veto right on certain decisions such as issue of shares, disposal of assets, mergers and modification of the articles of association, including anti-dilution clauses to protect Grifols' stake. To this end, reinforced quorum will be included in SR's articles of association.

•	Creat has agreed not to sell its stake in SR to a competitor of Grifols and Grifols will not be able to sell its stake in Grifols Diagnostic Solutions Inc. to any Chinese company.

Moreover, Grifols and SR have entered into an exclusive strategic alliance agreement, which sets up the international manufacturing and quality standards SR needs to meet. Grifols will appoint a quality person to provide advice on and follow compliance with such agreed quality standards.

SR will be the exclusive distributor of Grifols bioscience and diagnostic products in China.

In exchange of royalties, Grifols, S.A will provide technological and know-how support in Bioscience and Diagnostic fields to SR for use in China. Grifols will also provide engineering services to SR in exchange of fees. SR commits to use Grifols Diagnostic NAT technology in its plasma collection businesses.

This transaction is subject to the approval of the regulatory authorities of the People's Republic of China and the United States of America. The transaction is expected to be closed in the second half of 2019.